UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22035

Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC

(Exact name of registrant as specified in charter)

225 High Ridge Road

Stamford, CT 06905

(Address of principal executive offices) (Zip code)

Steven L. Suss

Bank of America Capital Advisors LLC

225 High Ridge Road

Stamford, CT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 921-7951

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

The registrant invests substantially all of its assets in Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC (the “Company”). The percentage of the Company’s members’ equity owned by the registrant at December 31, 2011 was 38.19%. The registrant has included the Company’s schedule of investments as of December 31, 2011, below. The Company’s schedule of investments was also filed on Form N-Q with the Securities and Exchange Commission on February 29, 2012.

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Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Schedule of Investments

December 31, 2011

						First
	First			% of	% Ownership	Available
	Acquisition		Fair	Members'	of Portfolio	Redemption
Portfolio Funds *	Date	Cost	Value	Capital	Funds	Date **	Liquidity ***

Event Driven/Relative Value Funds
American Durham L.P.	7/1/2008	2,607,970	198,927	0.05%	19.89%	N/A	(1)
Aristeia Partners, L.P.	4/1/2008	9,537,502	16,818,454	4.37%	5.83%	N/A	Quarterly
Canyon Value Realization Fund, L.P.	7/1/2003	-	1,159,103	0.30%	0.05%	N/A	(1)
Drake Global Opportunities Fund, L.P.	4/1/2009	-	29,451	0.01%	0.56%	N/A	(2)
DSC Acquisitions, LLC	4/1/2009	37,735	55,825	0.02%	0.93%	N/A	(2)
Farallon Capital Partners, L.P.	11/1/2004	2,759,230	7,697,475	2.00%	0.15%	N/A	(1)
Garrison Special Opportunity Fund, L.P.	7/1/2009	2,746,356	2,888,487	0.75%	0.93%	N/A	(3)
JANA Partners, L.P.	4/1/2009	108,677	161,524	0.04%	0.23%	N/A	(1)
Lydian Partners SPV, Ltd.	4/1/2009	475	475	0.00%	2.97%	N/A	(3)
Mast Credit Opporturnities I, L.P.	6/1/2010	16,000,000	17,297,060	4.50%	10.88%	N/A	Quarterly
Strategic Value Restructuring Fund, L.P.	4/1/2009	954,649	432,181	0.11%	0.08%	N/A	(1)
SVRF (Onshore) Holdings LLC	4/1/2009	554,101	236,179	0.06%	3.33%	N/A	(3)
Vicis Capital Fund	4/1/2009	2,130,943	432,182	0.11%	0.12%	N/A	(2)
Waterfall Eden Fund, L.P.	7/1/2008	5,775,914	2,940,268	0.76%	5.16%	N/A	(3)
Strategy Total		43,213,552	50,347,591	13.08%
Hedged Long/Short Equity Funds
Alydar QP Fund L.P.	4/1/2009	11,877,385	12,549,119	3.26%	2.61%	N/A	Quarterly
Prism Partners III Leveraged, L.P.	7/1/2009	5,000,000	5,708,103	1.48%	1.47%	N/A	Quarterly
SAB Capital Partners, L.P.	4/1/2001	-	355,235	0.09%	0.10%	N/A	(1)
Scopia PX, LLC	9/1/2005	11,000,000	17,478,583	4.54%	4.33%	N/A	Quarterly
Strategy Total		27,877,385	36,091,040	9.37%
Hedged Sector Funds
Coatue Qualified Partners, L.P.	1/1/2002	4,000,000	17,958,786	4.67%	1.01%	N/A	Quarterly
Expo Health Sciences Fund, L.P.	8/1/2010	14,000,000	12,989,758	3.38%	4.58%	(4)	Quarterly
Longbow Partners, L.P.	5/1/2004	5,200,000	11,573,869	3.01%	14.11%	N/A	Quarterly
Seligman Tech Spectrum Fund, LLC	4/1/2009	4,610,345	5,977,613	1.55%	1.29%	N/A	Monthly
Tufton Oceanic Hedge Fund, Ltd.	11/1/2009	12,500,000	13,163,636	3.42%	0.94%	N/A	Monthly
Strategy Total		40,310,345	61,663,662	16.03%
Opportunistic Long/Short (Global) Funds
AKO Partners, L.P.	10/1/2005	5,500,000	14,370,865	3.73%	1.53%	N/A	Quarterly
Artha Emerging Markets Funds, L.P.	4/1/2008	13,720,130	15,804,472	4.11%	2.63%	N/A	Quarterly
Egerton Capital Partners, L.P.	10/1/2009	5,000,000	5,750,028	1.49%	1.50%	N/A	Quarterly
Henderson Asia Pacific Absolute Return Fund, Ltd.	10/1/2008	12,966,478	12,295,760	3.19%	3.13%	N/A	Monthly
Indus Asia Pacific Fund, L.P.	3/1/2004	15,000,000	19,189,311	4.99%	2.14%	N/A	Quarterly
Indus Japan Fund, L.P.	3/1/2004	3,000,000	6,026,582	1.57%	2.86%	N/A	Quarterly
Meditor European Hedge Fund (B) Limited	7/1/2009	17,000,000	17,134,145	4.45%	0.89%	N/A	Monthly
Rohatyn Group Global Opportunity Partners, L.P.	4/1/2009	13,572	45,105	0.01%	0.10%	N/A	(1)
Strategy Total		72,200,180	90,616,268	23.54%
Opportunistic (U.S. Only) Funds
Addison Clark Fund, L.P.	4/1/2008	15,016,635	19,249,862	5.00%	3.18%	N/A	Quarterly
Cadmus Capital Partners (QP), L.P.	7/1/2003	-	55,856	0.02%	5.59%	N/A	(2)
Swiftcurrent Partners, L.P.	10/1/2000	-	209,650	0.05%	0.02%	N/A	(1)
Valinor Capital Partners, L.P.	7/1/2007	-	497,484	0.13%	0.08%	N/A	(1)
Strategy Total		15,016,635	20,012,852	5.20%
Total Investments in Portfolio Funds		$ 198,618,097	258,731,413	67.22%
Other Assets, less Liabilities			126,147,904	32.78%
Members’ Capital			$384,879,317	100.00%

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*	Non-income producing investments. The Company's	(1)	All of the Company's remaining interest in the Portfolio Fund is
	investments in the Portfolio Funds are considered to be		held in side pockets and is illiquid
	illiquid and may be subject to limitations on redemptions,	(2)	The Portfolio Fund is liquidating its assets and is in the process
	including the assessment of early redemption fees		of returning capital to its partners. Due to the liquidation, the
**	From most recent investment date		Portfolio Fund has suspended redemption rights. The full liquidation
***	Available frequency of redemptions after initial		is expected to take two years following the date of this report or
	lock-up period		longer
N/A	Initial lock-up period either expired prior to 12/31/2011,	(3)	The Portfolio Fund has limited redemption rights by segregating
	or the Portfolio Fund did not have an initial lock-up		its less liquid assets from the regular (liquid) portfolio and created a
	period. However, specific redemption restrictions may		liquidating vehicle with the intention of liquidating those assets in
	apply		a reasonable manner
		(4)	Approximately 41% of the fair value of the Company's interest in the Portfolio Fund has a lock-up period that expires on 3/31/12

The Company has taken the steps necessary for the Company to elect to be classified as an association taxed as a corporation and to seek to qualify, effective as of January 1, 2012, as a "regulated investment company" (a "RIC") under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the "Code"). As a result of the Company's conversion to a RIC ("RIC Conversion"), in order to comply with certain requirements necessary to maintain RIC status, the Company withdrew from the following Portfolio Funds on December 31, 2011 and re-invested the withdrawn amounts in the following parallel offshore Portfolio Funds on January 1, 2012:

		Fair
Portfolio Funds withdrawn from on 12/31/2011:	Portfolio Funds purchased on 1/1/2012:	Value

Event Driven/Relative Value Funds	Event Driven/Relative Value Funds
Anchorage Capital Partners, L.P.	Anchorage Capital Partners Offshore, Ltd.	$ 11,075,754
Double Black Diamond, L.P.	Double Black Diamond, Ltd.	4,804,037
Farallon Capital Partners, L.P.	FCOI II Holdings, LP	10,800,000
Monarch Debt Recovery Fund, L.P.	Monarch Debt Recovery Fund, Ltd.	12,872,373
Strategy Total	Strategy Total	39,552,164
Opportunistic Long/Short (Global) Funds	Opportunistic Long/Short (Global) Funds
Amiya Global Emerging Opportunities Fund, L.P.	Amiya Global Emerging Opportunities Fund, Ltd.	11,441,369
Strategy Total	Strategy Total	11,441,369
Opportunistic (U.S. Only) Funds	Opportunistic (U.S. Only) Funds
Brookside Capital Partners II, L.P.	Brookside II Cayman Limited	13,786,396
Swiftcurrent Partners, L.P.	Swiftcurrent Offshore, Ltd.	15,231,695
Valinor Capital Partners, L.P.	Valinor Capital Partners Offshore, Ltd.	14,378,468
Strategy Total		43,396,559
Total Investments in Portfolio Funds		$ 94,390,092

Portfolio Valuation

The net asset value (“NAV”) of the Company is determined by, or at the direction of, Bank of America Capital Advisors LLC (the "Adviser") as of the close of business at the end of each fiscal period (as defined in the Company’s Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to valuation procedures established by the Board of Managers (the "Board"). Pursuant to the valuation procedures, the Board has delegated to the Adviser the general responsibility for valuation of the investments in the Portfolio Funds subject to the oversight of the Board.

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The investments in the Portfolio Funds are recorded at fair value, generally at an amount equal to the NAV of the Company's investment in the Portfolio Funds as determined by the Portfolio Fund's general partner or investment manager. If no such information is available or if such information is deemed to be not reflective of fair value, an estimated fair value is determined in good faith by the Adviser pursuant to the valuation procedures. Generally, the NAVs of investments in the Portfolio Funds are determined whereby the Company records the investment and subsequent subscriptions at its acquisition cost which represents its fair value. The investment is adjusted to reflect the Company’s share of net investment income or loss and unrealized and realized gain or loss that reflects the changes in the fair value of the investment for the period. As of December 31, 2011, a majority of the investments in the Portfolio Funds were fair valued using the NAV of the Portfolio Fund. The amount of investments that were not fair valued using the NAV of the Portfolio Fund as of December 31, 2011 was immaterial with respect to the overall value of the Company.

The Portfolio Funds generally record their investments at fair value in accordance with accounting principles generally accepted in the United States ("GAAP") or International Financial Reporting Standards. The Portfolio Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid nonmarketable securities and derivatives that are valued at estimated fair value. Accordingly, valuations do not necessarily represent the amounts that might be realized from sales or other dispositions of investments, nor do they reflect other expenses or fees that might be incurred upon disposition. The mix and concentration of more readily marketable securities and less liquid nonmarketable securities varies across the Portfolio Funds based on various factors, including the nature of their investment strategy and market forces.

Because of the inherent uncertainty of valuations of the investments in the Portfolio Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Portfolio Funds existed, and the differences could be material. Net change in accumulated unrealized appreciation on investments in the statement of operations is net of fees and performance-based compensation paid to the investment managers of the Portfolio Funds.

Some of the Portfolio Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities (“side pockets”) may be subject to additional restrictions on liquidity than the main portfolio of the Portfolio Fund. If the Company withdraws its interest from such a Portfolio Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Portfolio Fund. In instances where such a Portfolio Fund closes its operations, the Company may receive an “in-kind” distribution of a side pocket’s holdings in liquidation of its entire interest in the Portfolio Fund. The value of side pockets may fluctuate significantly. As of December 31, 2011, the Company’s investments in side pockets represented 3.30% of the Company’s net assets. Restrictions applicable to individual Portfolio Funds are described in detail on the Company's Schedule of Investments. Additionally, the governing documents of the Portfolio Funds generally provide that the Portfolio Funds may suspend, limit or delay the right of their investors, such as the Company, to withdraw capital.

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The Company uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Company has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The preparation of the Schedule of Investments in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the Schedule of Investments and accompanying notes. Management believes that the estimates utilized in preparing the Company's Schedule of Investments are reasonable and prudent; however, the actual results could differ from these estimates. The Company complies with the authoritative guidance under GAAP for estimating the fair value of investments in the Portfolio Funds that have calculated the NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Company estimates the fair value of an investment in a Portfolio Fund using the NAV of the investment (or its equivalent) without further adjustment unless the Adviser determines that the NAV is deemed to be not reflective of fair value.

Investments may be classified as Level 2 when market information (observable NAVs) is available, yet the investment is not traded in an active market and/or the investment is subject to transfer restrictions, or the valuation is adjusted to reflect illiquidity and/or non-transferability. Market information, including observable NAVs, subscription and redemption activity at the underlying Portfolio Fund, and the length of time until the investment will become redeemable is considered when determining the proper categorization of the investment’s fair value measurement within the fair valuation hierarchy. The Portfolio Fund investments that have observable market inputs (published NAVs) and that the Company has the ability to redeem within three months of the balance sheet date are classified in the fair value hierarchy as Level 2.

The Company’s investments in the Portfolio Funds that have unobservable inputs and/or from which the Company does not have the ability to redeem within three months are classified in the fair value hierarchy as Level 3. When observable prices are not available for these securities, the Adviser uses the market approach, as defined in the authoritative guidance on fair value measurements, to evaluate or adjust the fair value of such Level 3 instruments.

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The Company recognizes transfers into and out of the Levels indicated above at the beginning of the reporting period. All transfers into Level 2 and out of Level 3 can be found in the Level 2 and Level 3 reconciliation tables. There were no transfers between Level 1 and Level 2 for the period from April 1, 2011 to December 31, 2011.

The following table sets forth information about the level within the fair value hierarchy at which the Portfolio Fund investments are measured at December 31, 2011:

	Level 1	Level 2	Level 3	Total
Event Driven/Relative Value Funds	$-	$34,115,514	$16,232,077	$50,347,591
Hedged Long/Short Equity Funds	-	35,735,805	355,235	36,091,040
Hedged Sector Funds	-	61,663,662	-	61,663,662
Opportunistic Long/Short (Global) Funds	-	90,571,163	45,105	90,616,268
Opportunistic (U.S. Only) Funds	-	19,249,862	762,990	20,012,852

Total	$-	$241,336,006	$17,395,407	$258,731,413

The level classifications in the table above are not indicative of the risk associated with the investment in each Portfolio Fund.

The following table includes a roll-forward of the amounts for the period from April 1, 2011 to December 31, 2011 for the investments classified within Level 2. The classification of an investment within Level 2 is based on the significance of the observable inputs to the overall fair value measurement.

	Balance as of 3/31/2011	Transfer into Level 2*	Net realized gain/(loss) from Portfolio Fund redemptions	Net change in accumulated unrealized appreciation on investments	Net purchases (sales)**	Balance as of 12/31/2011
Event Driven/ Relative Value Funds	$53,121,322	$-	$3,326,726	$208,990	$(22,541,524)	$34,115,514
Hedged Long/ Short Equity Funds	49,589,741	-	4,771,917	(4,243,416)	(14,382,437)	35,735,805
Hedged Sector Funds	53,528,951	15,430,787	-	(2,296,076)	(5,000,000)	61,663,662
Opportunistic Long/Short (Global) Funds	109,114,779	-	1,441,369	(5,543,616)	(14,441,369)	90,571,163
Opportunistic (U.S. Only) Funds	34,833,072	15,900,358	(1,572,812)	(1,434,760)	(28,475,996)	19,249,862

Total	$300,187,865	$31,331,145	$7,967,200	$(13,308,878)	$(84,841,326)	$241,336,006

*Transfers represent investments in Portfolio Funds that were previously categorized as Level 3 investments for the fiscal year ended March 31, 2011. Reclassification is being made as of April 1, 2011 due to the expiration of the lock-up provisions associated with these investments and the Company's ability to redeem from these Portfolio Funds within three months of the balance sheet date.

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**Net purchases/(sales) include sales of the Portfolio Funds’ investments on December 31, 2011 made in connection with the Company’s RIC Conversion, as described above.

The following table includes a roll-forward of the amounts for the period from April 1, 2011 to December 31, 2011 for the investments classified within Level 3. The classification of an investment within Level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

	Balance as of 3/31/2011	Transfers out of Level 3*	Net realized gain/(loss) from Portfolio Fund redemptions	Net change in accumulated unrealized appreciation on investments	Net purchases (sales)**	Balance as of 12/31/2011
Event Driven/ Relative Value Funds	$64,216,193	$-	$(2,806,648)	$(991,593)	$(44,185,875)	$16,232,077
Hedged Long/ Short Equity Funds	359,287	-	-	(4,052)	-	355,235
Hedged Sector Funds	15,430,787	(15,430,787)	(2,996)	-	2,996	-
Opportunistic Long/Short (Global) Funds	110,289	-	-	(2,876)	(62,308)	45,105
Opportunistic (U.S. Only) Funds	52,401,842	(15,900,358)	7,034,128	(12,188,494)	(30,584,128)	762,990

Total	$132,518,398	$(31,331,145)	$4,224,484	$(13,187,015)	$(74,829,315)	$17,395,407

*Transfers represent investments in Portfolio Funds that were previously categorized as Level 3 investments for the fiscal year ended March 31, 2011. Reclassification is being made as of April 1, 2011 due to the expiration of the lock-up provisions associated with these investments and the Company's ability to redeem from these Portfolio Funds within three months of the balance sheet date.

**Net purchases/(sales) include sales of the Portfolio Funds’ investments on December 31, 2011 made in connection with the Company’s RIC Conversion, as described above.

The net change in accumulated unrealized appreciation for the period from April 1, 2011 to December 31, 2011, for Level 3 investments held by the Company as of December 31, 2011 was a decrease of $13,915,277 as shown in the table below:

Net Change in Accumulated Unrealized Appreciation
Event Driven/ Relative Value Funds	$(1,719,856)
Hedged Long/ Short Equity Funds	(4,052)
Hedged Sector Funds	-
Opportunistic Long/Short (Global) Funds	(2,876)
Opportunistic (U.S. Only) Funds	(12,188,493)
$(13,915,277)

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The Company uses authoritative guidance that permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value based on the NAV per share for the investment. In using NAV, certain attributes of the investment that may impact the fair value of the investment are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Company is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has determined that the NAV, as calculated by the reporting entity, represents the fair value of the investments.  A listing of the investments held by the Company and their attributes as of December 31, 2011, that may qualify for these valuations are shown in the table below.

Investment Class	Fair Value	Redemption Frequency	Notice Period	Redemption Restrictions and Terms

Event Driven/Relative Value Funds (a)	$50,347,591	Quarterly	45 - 90 Days	0-1 years

Hedged Long/Short Equity Funds (b)	36,091,040	Quarterly	30 - 60 Days	none

Hedged Sector Funds (c)	61,663,662	Monthly - Quarterly	30 - 90 Days	0-1 years

Opportunistic Long/Short (Global) Funds (d)	90,616,268	Monthly - Quarterly	30 - 90 Days	none

Opportunistic (U.S. Only) Funds (e)	20,012,852	Quarterly	45 - 60 Days	none

The information summarized in the preceding table represents the general terms of the specified asset class. Individual Portfolio Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most of the Portfolio Funds have the flexibility, as provided for in the constituent documents, to modify and waive such terms. Additional details on the terms and restrictions for each Portfolio Fund are included on the Schedule of Investments included with this report.

The Company’s investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security, and for the Portfolio Funds would generally be NAV as provided by the Portfolio Fund or its administrator. For each of the classes below, the fair value of the Portfolio Funds has been estimated using NAV of the Portfolio Funds.

a)	Event Driven/Relative Value Funds This class includes the Portfolio Funds that invest using two primary styles: Event-Driven and Relative Value. Event-Driven strategies typically include investments in common and preferred equities and various types of debt (often based on the probability that a particular event will occur). These may include distressed or Special Situations investments (securities of companies that are experiencing difficult business situations). Relative Value strategies may include long and short positions in common and preferred equity, convertible securities, and various forms of senior and junior (typically unsecured) debt. Investments under this style may also include index options, options on futures contracts, and other derivatives.

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b)	Hedged Long/Short Equity Funds This class includes the Portfolio Funds that invest long, short, and balanced primarily in common stocks. Management of each Portfolio Fund has the ability to shift investments from value to growth strategies, from small to large capitalization stocks, and from a net long to a net short position. The Portfolio Funds may invest in U.S. and non-U.S. equities and equity-related instruments, short sales, fixed income securities, currencies, futures, forward contracts, swaps, other derivatives and other financial instruments and commodities within the scope of each respective operating agreement.

c)	Hedged Sector Funds This class includes the Portfolio Funds that invest primarily in publicly-traded securities issued by companies in specified industry sectors such as technology, healthcare, utility, energy, shipping or transportation. The Portfolio Funds’ holdings may include long and short positions in common and preferred equity.

d)	Opportunistic (Global) Funds This class includes the Portfolio Funds that invest in all global markets and across all security types including equities, fixed income, commodities, currencies, futures, and exchange-traded funds. The Portfolio Funds in this class may include global long/ short equity funds, global macro funds, and commodity pools.

e)	Opportunistic (U.S.) Only Funds This class includes the Portfolio Funds that invest in domestic markets and across all security types including equities, fixed income, commodities, currencies, futures, and exchange-traded funds. The Portfolio Funds in this class may include global long/short equity funds, global macro funds, and commodity pools.

Aggregate purchases and proceeds of interests in the Portfolio Funds for the period from April 1, 2011 to December 31, 2011, were $5,000,000 and $164,670,641, respectively. There are no unfunded commitments outstanding to the Portfolio Funds.

Federal Tax Cost

The cost of the Company's investments in the Portfolio Funds for federal tax purposes is based on amounts reported to the Company on Schedule K-1 from the Portfolio Funds. As of December 31, 2011, the Company has not yet received information to determine the current tax cost of the Portfolio Funds. Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2010, and after adjustment for purchases and sales between December 31, 2010 and December 31, 2011, the estimated cost of the Portfolio Funds at December 31, 2011 for federal tax purposes is $235,363,370. The resulting estimated unrealized appreciation and unrealized depreciation for tax purposes on the Portfolio Funds at December 31, 2011 are $34,488,589 and $11,120,546, respectively.

Subsequent Event

Due to the RIC Conversion, some of the Company's investments in the Portfolio Funds were transferred to Excelsior Multi-Strategy 1099 Blocker Fund, LLC, the Company's wholly owned subsidiary (the "Blocker Fund"), as of January 1, 2012. The Blocker Fund is a Delaware limited liability company formed on December 1, 2011. The following is a list of the Portfolio Funds transferred to the Blocker Fund:

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Portfolio Funds Transferred to Blocker Fund	Fair Value

Event Driven/Relative Value Funds
American Durham L.P.	$198,927
Canyon Value Realization Fund, L.P.	1,159,103
Drake Global Opportunities Fund, L.P.	29,451
DSC Acquisitions, LLC	55,825
Farallon Capital Partners, L.P.	7,697,475
Garrison Special Opportunity Fund, L.P.	2,888,487
JANA Partners, L.P.	161,524
Lydian Partners SPV, Ltd.	475
Strategic Value Restructuring Fund, L.P.	432,181
SVRF (Onshore) Holdings LLC	236,179
Vicis Capital Fund	432,182
Waterfall Eden Fund, L.P.	2,940,268
Strategy Total	16,232,077
Hedged Long/Short Equity Funds
SAB Capital Partners, L.P.	355,235
Strategy Total	355,235
Opportunistic Long/Short (Global) Funds
Rohatyn Group Global Opportunity Partners, L.P.	45,105
Strategy Total	45,105
Opportunistic (U.S. Only) Funds
Cadmus Capital Partners (QP), L.P.	55,856
Swiftcurrent Partners, L.P.	209,650
Valinor Capital Partners, L.P.	497,484
Strategy Total	762,990
Total Transferred	$17,395,407

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Registrant Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Registrant Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC

By (Signature and Title): /s/ Spencer N. Boggess

Spencer N. Boggess, Principal Executive Officer

Date: February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Registrant Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title): /s/ Spencer N. Boggess

Spencer N. Boggess, Principal Executive Officer

Date: February 29, 2012

By (Signature and Title): /s/ Steven L. Suss

Steven L. Suss, Principal Financial Officer

Date: February 29, 2012

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